Fair Value Measurements - Changes in Level 3 inputs (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value at January 1,		$ 16,169		$ 16,169	$ 15,852	$ 16,169	$ 15,852	$ 27,756
Interest expense accrued		150				112	150	364
Principal and interest expense paid							0	(13,328)
Increase in fair value							167	1,060
Fair value at December 31,	$ 16,327			16,327			16,169	15,852
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	16,327	16,169		16,327	15,852	16,169	15,852	15,852
Interest expense accrued		150				112	$ 150	$ 364
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	709	$ 167	$ 17	(46)	$ (101)	$ (46)
Level 3 | Fair Value, Recurring
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value at December 31,	16,327			16,327
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	$ 16,327			$ 16,327